Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Reportable Segment Information

Reportable segment information for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31, 2016
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$147,444,265	$425,859	$147,870,124	$—	$147,870,124
Operating revenues from sales among intersegments	—	6,547	6,547	(6,547)	—
Segment net income (loss), net of tax	4,218,948	(1,661,885)	2,557,063	1,611,499	4,168,562
Capital expenditure	91,542,436	18,203	91,560,639	—	91,560,639
Depreciation	49,288,201	402,834	49,691,035	—	49,691,035
Share of profit or loss of associates and joint ventures	(1,285,380)	(210,746)	(1,496,126)	1,180,460	(315,666)
Income tax expense (benefit)	992,580	(9,017)	983,563	(431,039)	552,524
Impairment loss	1,296,529	781,045	2,077,574	—	2,077,574

	For the year ended December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,939,836	$344,870	$149,284,706	$—	$149,284,706
Operating revenues from sales among intersegments	—	13,600	13,600	(13,600)	—
Segment net income (loss), net of tax	6,728,620	(665,895)	6,062,725	616,504	6,679,229
Capital expenditure	44,229,488	6,788	44,236,276	—	44,236,276
Depreciation	50,737,240	227,880	50,965,120	—	50,965,120
Share of profit or loss of associates and joint ventures	(258,959)	(32,619)	(291,578)	449,415	157,837
Income tax expense	1,167,154	3	1,167,157	(174,676)	992,481
Impairment loss	632,207	318,128	950,335	—	950,335

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$151,023,932	$228,639	$151,252,571	$—	$151,252,571
Operating revenues from sales among intersegments	—	19,290	19,290	(19,290)	—
Segment net income (loss), net of tax	2,688,331	(602,809)	2,085,522	1,162,275	3,247,797
Capital expenditure	19,589,770	305	19,590,075	—	19,590,075
Depreciation	49,777,242	171,347	49,948,589	—	49,948,589
Share of profit or loss of associates and joint ventures	(1,201,986)	(23,245)	(1,225,231)	608,566	(616,665)
Income tax expense (benefit)	(456,058)	(2,595)	(458,653)	(671,224)	(1,129,877)
Impairment loss	46,225	—	46,225	—	46,225

	As of December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$392,370,323	$3,030,057	$395,400,380	$(4,268,160)	$391,132,220

Segment liabilities	$178,362,985	$1,700,045	$180,063,030	$1,448,192	$181,511,222

	As of December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$363,529,040	$1,263,368	$364,792,408	$(2,195,179)	$362,597,229

Segment liabilities	$157,000,054	$1,068,722	$158,068,776	$130,970	$158,199,746

Geographic Information, Non-current Assets
(2)	Geographic information

Non-current assets

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$114,047,141	$90,046,190
Singapore	18,501,088	16,881,746
China (includes Hong Kong)	80,180,759	73,627,957
USA	29,866	31,919
Europe	165,590	155,489
Others	60	232

Total	$212,924,504	$180,743,533

Individual Customers Accounting for at least 10% of Operating Revenues

Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$13,324,560	$15,632,722	$15,357,470
Customer B from wafer fabrication segment	20,816,001	10,499,880	5,057,335

Total	$34,140,561	$26,132,602	$20,414,805